Derivative Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Warrant Liabilities [Abstract]
Summary of Derivative Warrants

	December 31, 2024	December 31, 2023
Balance, beginning of year	4,400	11,002
Change in fair value recognized in profit or loss	(4,374)	(6,602)
Balance, end of year	26	4,400

Summary of Outstanding Derivative Warrants

The following table summarizes outstanding derivative warrants as at December 31, 2024:

	Exercise price (US$)	Number of warrants	Weighted average contractual life
2020 Series A Warrants (1)	1.77	50,000	0.6
(1)
The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.